STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
Stock compensation activity under the 2013 Plan is as follows:

	Option Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 1, 2013	3,000,000
Awarded	4,869,212	$0.35	-
Exercised	(231,250)	0.40	-
Forfeited	-	-	-
Outstanding at March 31, 2014	7,637,962	$0.36	5.67	$29,600
Vested	2,119,803	$0.37	4.98	$6,100
Vested and expected to vest at March 31, 2014	7,637,962	$0.36	5.67	$29,600

Stock compensation activity under the 2013 Plan for the year ended September 30, 2013 follows:

	Option Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($0’s)
Outstanding at October 1, 2012	-
Awarded	3,000,000	$0.38	-	$-
Exercised	-		-	-
Forfeited	-		-	-
Outstanding at September 30, 2013	3,000,000	$0.38	4.88	$-
Vested	1,500,000	$0.37	3.90	$-
Vested and expected to vest at September 30, 2013	3,000,000	$0.38	4.88	$-

Nonvested Restricted Stock Shares Activity
	Option Shares Outstanding	Weighted Average Grant Date Fair Value
Nonvested at October 1, 2013	-	-
Awarded	300,000	$0.345
Vested	(150,000)	0.345
Nonvested at March 31, 2014	150,000	$0.345

Stock compensation activity under the 2009 Plan for the years ended September 30, 2013 and 2012 follows:
	2013	2012
Restricted Stock
Non Vested at October 1	56,844	90,947
Awarded	-	9,691
Vested	(56,844)	(43,794)
Forfeited	-	-
Non Vested at September 30	-	56,844

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value
The weighted average restricted stock award date fair value information for the years ended September 30, 2013 and 2012 follows:

	2013	2012
Non Vested at October 1	$0.0024	$0.0024
Awarded	-	0.0024
Vested	0.0024	0.0024
Forfeited	-	0.0024
Non Vested at September 30	$-	$0.0024